Shareholder Report, Line Graph (Details) 192082_ActivePassive International Equity ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	May 02, 2023	Aug. 31, 2026
ActivePassive International Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name					ActivePassive International Equity ETF NAV
Accumulated Value	$ 14,143	$ 12,142	$ 10,212	$ 10,000	$ 16,958
S&P Global BMI TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P Global BMI TR
Accumulated Value	15,237	13,118	10,668	10,000	$ 18,664
S&P Classic ADR Composite Index (USD) NTR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P Classic ADR Composite Index (USD) NTR
Accumulated Value	$ 13,958	$ 11,998	$ 10,105	$ 10,000	$ 16,944